Inventories	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Inventories
12 – INVENTORIES

	$ million
	Dec 31, 2020	Dec 31, 2019
Oil, gas and chemicals	16,949	21,653	[A]
Other including materials	2,508	2,418	[A]
Total	19,457	24,071
[A] As revised, following the reclassification of non-physical trading inventories of $1,001 million from 'Oil, gas and chemicals' to 'Other including materials'.
Inventories at December 31, 2020, include write-downs to net realisable value of $239 million (2019: $546 million).